Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

January 30, 2012

VIA EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 90 (“PEA 90”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 90 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 86 (“PEA 86”) filed on November 14, 2011 on Form N-1A. PEA 90 (i) reflects changes to PEA 86 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on January 5, 2012, (ii) includes certain other information not previously included in PEA 86, and (iii) includes certain other required exhibits.

PEA 90 includes a prospectus (the “Prospectus”) and statement of additional information for the Seafarer Overseas Growth and Income Fund (the “Fund”), a series of the Registrant. There are no disclosures within PEA 90 that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on January 5, 2012 to PEA 86, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Mr. John Ganley

January 30, 2012

STAFF COMMENTS: PEA 86

1.	Staff Comment: Please submit the completed Annual Fund Operating Expenses table and Expense Examples for the Fund via electronic mail or correspondence before submitting the 485(b) filing.

Registrant’s Response: The Registrant has submitted the completed Annual Fund Operating Expenses table and Expense Examples via electronic mail on January 24, 2012.

2.

Staff Comment: In connection with the Annual Fund Operating Expenses table, please include “Administrative and Shareholder Servicing Fee” and “Shareholder Service Plan Fees” as separate sub-items under the category “Other Expenses” and indent those two line items accordingly.

Registrant’s Response: Comment complied with. Please refer to the updated Annual Fund Operating Expenses table in
PEA 90.

3.	Staff Comment: Under “Principal Investment Strategies of the Fund,” please clarify or revise the reference to “total net assets” of the Fund.

Registrant’s Response: Comment complied with. Registrant has deleted all references to “total net assets” and replaced such references, where appropriate, with “Total assets . . . where ‘total assets’ means net assets, plus the amount of any borrowings for investment purposes.”

4.

Staff Comment: In the section “Principal Investment Strategies of the Fund,” the Prospectus states that “the Fund seeks to achieve its investment objective by investing at least 80% of its total net assets in dividend-paying common stocks, preferred stocks, convertible securities and debt obligations of foreign companies.” Please clarify that investments in sovereign debt will not count towards this 80% test.

Registrant’s Response: Registrant confirms that investments in sovereign debt will not be regarded as investments “in dividend-paying common stocks, preferred stocks, convertible securities and debt obligations of foreign companies” for purposes of this 80% test.

5.

Staff Comment: Please clarify whether the Fund will maintain its allocation of debt and equity investments within certain levels, expressed as a percentage range of the Fund’s assets. If so, please disclose those ranges in the Prospectus.

Registrant’s Response: Registrant confirms that the Fund will not restrict its investments in debt or equity securities within pre-determined ranges. Additionally, in the section “Principal Investment Strategies of the Fund,” Registrant has added the following sentence: “The Fund may allocate among equity and debt investments without limitation.”

Mr. John Ganley

January 30, 2012

6.

Staff Comment: In the section “Principal Investment Strategies of the Fund,” the Prospectus states that “[t]he Fund may typically invest in convertible securities and debt obligations of any quality or duration.” Please disclose in the Prospectus that investments in “debt obligations of any quality” include investments in below-investment-grade debt, also known as “junk bonds.”

Registrant’s Response: Comment complied with. Registrant has revised the disclosure in “Principal Investment Strategies of the Fund” accordingly.

7.

Staff Comment: “Currency Risk” appears under both “What are the Principal Risks of Investing in the Fund?” as well as “What are the Non-Principal Risks of Investing in the Fund?” Please remove “Currency Risk” from one or the other section as appropriate.

Registrant’s Response: Comment complied with. “Currency Risk” has been removed as a non-principal risk of the Fund.

8.

Staff Comment: Please indicate whether the Fund believes its derivatives disclosure is consistent with the SEC Staff’s observations as articulated in the Letter to Ms. Karrie McMillan, General Counsel, Investment Company Institute, from Mr. Barry Miller, Associate Director, Office of Legal and Disclosure, Derivatives-Related Disclosures by Investment Companies (July 30, 2010) (the “ICI Derivatives Letter”).

Registrant’s Response: The Registrant has reviewed the Prospectus and statement of additional information and believes that the Fund’s derivatives-related disclosure is consistent with the applicable commentary in the ICI Derivatives Letter.

9.

Staff Comment: Please clarify whether the Fund intends to include the value of derivatives within the 80% of the Fund’s total assets invested in “dividend-paying common stocks, preferred stocks, convertible securities and debt obligations of foreign companies.” If so, please clarify how the Fund will value derivatives for purposes of this 80% test.

Registrant’s Response: To the extent it invests in applicable derivatives, the Fund will not include the value of such instruments for purposes of the 80% test. The Fund does not intend to use the notional value, but will instead use the fair value in accordance with Section 2(a)(41) of the 1940 Act, when valuing such instruments for purposes of the 80% test.

* * *

Mr. John Ganley

January 30, 2012

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or further comments, please contact Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP